Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (316)	¥ 180
Maximum potential payout / Notional		17,705	16,455
Notional, Purchased credit protection		13,502	12,490
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(80)	96
Maximum potential payout / Notional		7,035	8,018
Notional, Purchased credit protection		5,452	5,836
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(246)	18
Maximum potential payout / Notional		10,235	8,064
Notional, Purchased credit protection		7,737	6,364
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	10	65
Maximum potential payout / Notional		396	357
Notional, Purchased credit protection		280	274
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	0	1
Maximum potential payout / Notional		39	16
Notional, Purchased credit protection		33	16
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,662	3,083
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,318	2,323
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,271	721
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		73	39
Less than 1 year [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,542	4,823
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,297	2,238
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,065	2,455
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		180	130
1 to 3 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,801	6,922
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,642	2,552
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,989	4,179
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		131	175
3 to 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		39	16
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,700	1,627
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		778	905
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		910	709
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		12	13
More than 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.